Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Total	Previously Reported [Member]	Class B [Member]	Series A Convertible Preferred Stock [Member]	Series B One Convertible Preferred Stock [Member]	Series B Two Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Class B [Member]	Common Stock [Member] Class B [Member] Previously Reported [Member]	Additional Paid in Capital	Additional Paid in Capital Previously Reported [Member]	Loans To Stockholders [Member]	Treasury Stock [Member]	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]
Beginning balance at Dec. 31, 2019	$ (16,881,000)						$ 100			$ 3,712,000		$ (14,492,000)	$ (154,000)	$ (5,947,000)
Beginning balance, Shares at Dec. 31, 2019							99,449,310
Beginning balance, Convertible preferred stock at Dec. 31, 2019				$ 9,881,000	$ 49,675,000	$ 12,617,000
Beginning balance, Shares, Convertible preferred stock at Dec. 31, 2019				133,216,940	13,326,050	3,991,610
Issuance of common stock for stock option early exercises, Value	$ 256,000									256,000
Issuance of common stock for stock option early exercises, Shares							1,253,045
Issuance of common stock for stock option exercises, Shares	1,441,795						403,131
Cancellation of common stock issued for stock option early exercise, Shares							(229,167)
Cancellation of restricted stock							(653,125)
Stockholder loans interest	$ (272,000)											(272,000)
Stock-based compensation	1,525,000									1,525,000
Net loss	(6,957,000)													(6,957,000)
Ending balance at Dec. 31, 2020	(22,329,000)						$ 100			5,493,000		(14,764,000)	(154,000)	(12,904,000)
Ending balance, Shares at Dec. 31, 2020							100,223,194
Ending balance, Convertible preferred stock at Dec. 31, 2020	$ 72,173,000			$ 9,881,000	$ 49,675,000	$ 12,617,000
Ending balance, Shares, Convertible preferred stock at Dec. 31, 2020				133,216,940	13,326,050	3,991,610
Issuance of common stock for stock option exercises, Shares	3,835,468						3,755,254
Issuance of common stock for stock option exercises, Value	$ 1,709,000									1,709,000
Vesting of stock option early exercises	75,000									75,000
Stockholder loans interest and amendment, Shares							44,230
Stockholder loans interest and amendment	(279,000)											(428,000)	149,000
Stock-based compensation	7,381,000									7,381,000
Net loss	(19,993,000)													(19,993,000)
Ending balance at Dec. 31, 2021	(33,436,000)	$ (29,371,629)					$ 100		$ 634	14,658,000	$ 0	(15,192,000)	(5,000)	(32,897,000)	$ (29,372,263)
Ending balance, Shares at Dec. 31, 2021							104,022,678		6,344,150
Ending balance, Convertible preferred stock at Dec. 31, 2021	72,173,000			$ 9,881,000	$ 49,675,000	$ 12,617,000
Ending balance, Shares, Convertible preferred stock at Dec. 31, 2021				133,216,940	13,326,050	3,991,610
Beginning balance at Jan. 13, 2021	0							$ 0		0				0
Beginning balance, Shares at Jan. 13, 2021								0
Issuance of Class B common stock to Sponsor	25,000							$ 647		24,353				0
Issuance of Class B common stock to Sponsor, Shares								6,468,750
Accretion for Class A common shares to redemption amount	(24,126,952)									(24,366)				(24,102,599)
Forfeiture of Founder Shares	0							$ (13)		13				0
Forfeiture of Founder Shares, Shares								(124,600)
Net loss	(5,269,664)		$ (1,174,025)					$ 0		0				(5,269,664)
Ending balance at Dec. 31, 2021	(33,436,000)	$ (29,371,629)					$ 100		$ 634	$ 14,658,000	$ 0	$ (15,192,000)	$ (5,000)	$ (32,897,000)	$ (29,372,263)
Ending balance, Shares at Dec. 31, 2021							104,022,678		6,344,150
Ending balance, Convertible preferred stock at Dec. 31, 2021	$ 72,173,000			$ 9,881,000	$ 49,675,000	$ 12,617,000
Ending balance, Shares, Convertible preferred stock at Dec. 31, 2021				133,216,940	13,326,050	3,991,610